Preferred and Common Stock	6 Months Ended
Jun. 30, 2014
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK
NOTE 9: PREFERRED AND COMMON STOCK

Issuances to Employees and Exercise of Options
During the six month periods ended June 30, 2014 and 2013, pursuant to the stock plan approved by the Board of Directors, 141,839 and 87,750 shares were issued following the exercise of options for a total of $638 and $279, respectively.

Vested, Surrendered and Forfeited
During the six month periods ended June 30, 2014 and 2013, 25,120 and 0 restricted stock units, respectively, issued to the Company's employees vested.

During the six month periods ended June 30, 2014 and 2013, 4,625 and 12,452 restricted shares of common stock, respectively, were forfeited upon termination of employment.

Issuance of Preferred Stock

On January 28, 2014, the Company completed the sale of 2,000,000 American Depositary Shares, each of which represents 1/100th of a share of the Company's Series G Cumulative Redeemable Perpetual Preferred Stock (the “Series G”), with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends will be payable quarterly in arrears on the Series G at a rate of 8.75% per annum of the stated liquidation preference. The net proceeds of $47,847 from the offering (after deducting underwriting discounts and offering expenses) will be used for general corporate purposes, including acquisition of vessels. At any time on or after January 28, 2019, the Series G may be redeemed (and the American Depositary Shares can be caused to be redeemed), in whole or in part, out of amounts legally available therefor, at a redemption price of $2,500.00 per share (equivalent to $25.00 per American Depositary Share) plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared. The Series G is recorded at fair market value on issuance.

Conversion of Preferred Stock

On June 30, 2014, 561 convertible preferred stock out of the total 1,870 shares of convertible preferred stock issued in June 2009 (at a $10,000 nominal value per share), were automatically converted into shares of 561,000 shares of common stock. The shares of convertible preferred stock were converted pursuant to their original terms, which provided that five years after the issuance date of the convertible preferred stock, 30% of the then-outstanding shares of preferred stock shall automatically convert into shares of common stock at a conversion price equal to $10.00 per preferred share.

                 Navios Holdings had outstanding as of June 30, 2014 and December 31, 2013, 104,984,363 and 104,261,029 shares of common stock, respectively, and 27,918 (20,000 Series G and 7,918 shares of convertible preferred stock) and 8,479 shares of convertible preferred stock, respectively.